PLANT, PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
PLANT, PROPERTY AND EQUIPMENT
Schedule of plant, property and equipment

	2016 (a)			2015 (a)
December 31 (millions of dollars)	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Pipeline	2,540	(879)	1,661	2,535	(806)	1,729
Compression	519	(148)	371	516	(134)	382
Metering and other	205	(61)	144	201	(57)	144
Construction in progress	4	—	4	2	—	2

	3,268	(1,088)	2,180	3,254	(997)	2,257

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).